Financial assets and liabilities (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 230,012,557	$ 623,618,208
Current loans and borrowings	150,777,810	106,291,772
Long Term Loans For Project Financing [Member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	181,292,425	453,139,049
Current loans and borrowings	74,374,017	99,813,888
Corporate Bonds Cpsa Program [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current payables	48,720,132	170,479,159
Current loans and borrowings	52,934,291	2,682,036
Short Term Loans For Import Financing [Member]
IfrsStatementLineItems [Line Items]
Current loans and borrowings	1,724,880
Bank Overdraft [Member]
IfrsStatementLineItems [Line Items]
Current loans and borrowings	$ 21,744,622	$ 3,795,848